Property, Plant and Equipment - Schedule of Estimated Useful Lives Represent Common Life Expectancies (Details)	6 Months Ended
Dec. 31, 2024
Bottom of range [Member]
Property Plant and Equipment [Line Items]
Computer system and equipment	10.00%
Top of range [Member]
Property Plant and Equipment [Line Items]
Computer system and equipment	20.00%